Other Current Liabilities (Components Of Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Liabilities, Current [Abstract]
Non-qualified deferred compensation plan	$ 224.3	$ 201.4
Sales and other taxes	74.3	60.6
Insurance-related	40.8	35.2
Employee benefits	44.7	59.7
Derivative liabilities	2.2	45.3
Accrued interest	17.7	15.6
Miscellaneous	46.3	36.6
Total other current liabilities	$ 450.3	$ 454.4